Form N-1A Cover	Aug. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD WORLD FUND
Entity Central Index Key	0000052848
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Prospectus Date	Dec. 20, 2024
Supplement to Prospectus [Text Block]	Vanguard Financials Index FundSupplement Dated November 4, 2025, to the Prospectus and Summary Prospectus Dated December 20, 2024Shareholders of Vanguard Financials Index Fund (the “Fund”) have approved the proposal to reclassify the diversification status of the Fund to nondiversified, as defined under the Investment Company Act of 1940, and eliminate the related fundamental policy, as stated in the Proxy Statement dated August 25, 2025, for the Joint Special Meeting of Shareholders held on November 4, 2025.Prospectus and Summary Prospectus Text ChangesThe following is added under the heading “Principal Risks” in the Fund Summary section:• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.Prospectus Text ChangesThe following is added under the heading “Market Exposure” in the More on the Fund section:The Fund is subject to nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 5486 112025